Consolidated Investment Products - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Risk with respect to investments in consolidated investment products, maximum		$ 1
Before Consolidation
Variable Interest Entity [Line Items]
Parent equity investment in Launch Equity	$ 1	$ 1